Other Related Party Transactions - Non-Compete Agreement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total expenses	$ 59	$ 85	$ 81
Chief Executive Officer | Non-compete agreement
Related Party Transaction [Line Items]
Total expenses				$ 185
Expense paid inititally				50.00%
Expense paid in twelve equal monthly installments				50.00%
Chief Executive Officer | Reimbursement of legal expenses
Related Party Transaction [Line Items]
Total expenses				$ 2
Liability to related party				$ 2